Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 29.5%
		Austria: 0.1%
300,000	(1),(2)	Klabin Austria GmbH, 5.750%, 04/03/2029	$326,193	0.1

		Brazil: 0.6%
275,000	(2)	Centrais Eletricas Brasileiras SA, 3.625%, 02/04/2025	273,886	0.1
1,100,000		Petrobras Global Finance BV, 8.750%, 05/23/2026	1,377,750	0.4
250,000		Suzano Austria GmbH, 5.000%, 01/15/2030	261,015	0.1
			1,912,651	0.6

		Canada: 0.6%
390,000	(2)	1011778 BC ULC / New Red Finance, Inc., 5.000%, 10/15/2025	401,039	0.1
250,000	(3)	Canadian Imperial Bank of Commerce, 2.606%, 07/22/2023	259,934	0.1
324,000		Canadian Imperial Bank of Commerce, 3.100%, 04/02/2024	350,365	0.1
365,000		Fairfax Financial Holdings Ltd., 4.850%, 04/17/2028	405,262	0.1
239,000		Fortis, Inc./Canada, 3.055%, 10/04/2026	262,270	0.1
200,000		Nutrien Ltd., 2.950%, 05/13/2030	220,323	0.1
135,000		Teck Resources Ltd., 6.000%, 08/15/2040	149,004	0.0
			2,048,197	0.6

		Cayman Islands: 0.1%
400,000		Vale Overseas Ltd., 3.750%, 07/08/2030	429,788	0.1

		Chile: 0.3%
300,000	(2)	Celulosa Arauco y Constitucion SA, 4.250%, 04/30/2029	316,728	0.1
325,000	(2)	Colbun SA, 3.150%, 03/06/2030	336,375	0.1
300,000	(2)	Inversiones CMPC SA, 3.850%, 01/13/2030	314,644	0.1
			967,747	0.3

		China: 0.6%
720,000		Alibaba Group Holding Ltd., 3.600%, 11/28/2024	797,547	0.2
200,000		CNAC HK Finbridge Co. Ltd., 3.875%, 06/19/2029	224,521	0.1
300,000		CNAC HK Finbridge Co. Ltd., 5.125%, 03/14/2028	358,019	0.1
450,000		CNOOC Finance 2013 Ltd., 2.875%, 09/30/2029	488,979	0.2
			1,869,066	0.6

		Colombia: 0.4%
250,000		Banco de Bogota SA, 6.250%, 05/12/2026	266,875	0.1
200,000		Bancolombia SA, 3.000%, 01/29/2025	199,188	0.0
325,000		Ecopetrol SA, 5.375%, 06/26/2026	360,140	0.1
250,000		Ecopetrol SA, 6.875%, 04/29/2030	301,654	0.1
300,000	(2)	Oleoducto Central SA, 4.000%, 07/14/2027	310,575	0.1
			1,438,432	0.4

		Denmark: 0.1%
336,000	(2)	Danske Bank A/S, 5.375%, 01/12/2024	380,142	0.1

		France: 0.7%
215,000	(2),(3)	BNP Paribas SA, 3.052%, 01/13/2031	234,851	0.1
706,000	(2)	BNP Paribas SA, 3.500%, 03/01/2023	752,836	0.2
335,000	(2)	BPCE SA, 2.700%, 10/01/2029	365,376	0.1
728,000	(2)	BPCE SA, 5.150%, 07/21/2024	817,267	0.3
			2,170,330	0.7

		India: 0.3%
300,000	(2)	Adani Ports & Special Economic Zone Ltd., 4.375%, 07/03/2029	302,670	0.1
300,000	(2)	Indian Railway Finance Corp. Ltd., 3.249%, 02/13/2030	302,760	0.1
500,000	(2)	Reliance Industries Ltd., 3.667%, 11/30/2027	551,539	0.1
			1,156,969	0.3

		Indonesia: 0.9%
200,000	(2)	Hutama Karya Persero PT, 3.750%, 05/11/2030	218,026	0.1
350,000		Pertamina Persero PT, 3.100%, 01/21/2030	363,677	0.1
400,000		Pertamina Persero PT, 3.100%, 08/25/2030	416,000	0.1
225,000	(2)	Pertamina Persero PT, 3.650%, 07/30/2029	242,459	0.1
750,000	(2)	Perusahaan Listrik Negara PT, 3.875%, 07/17/2029	818,295	0.2
425,000	(2)	Perusahaan Listrik Negara PT, 5.375%, 01/25/2029	507,263	0.2
225,000		Perusahaan Listrik Negara PT, 5.450%, 05/21/2028	267,153	0.1
			2,832,873	0.9

		Italy: 0.1%
305,000		Telecom Italia Capital SA, 7.721%, 06/04/2038	424,475	0.1

		Japan: 0.5%
200,000		Mitsubishi UFJ Financial Group, Inc., 2.193%, 02/25/2025	210,366	0.0

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Japan: (continued)
255,000	(2)	Mizuho Bank Ltd., 3.200%, 03/26/2025	$279,862	0.1
200,000		Sumitomo Mitsui Financial Group, Inc., 2.448%, 09/27/2024	211,804	0.1
766,000		Sumitomo Mitsui Financial Group, Inc., 3.784%, 03/09/2026	876,739	0.3
			1,578,771	0.5

		Kazakhstan: 0.4%
675,000		KazMunayGas National Co. JSC, 4.750%, 04/19/2027	757,485	0.2
275,000		KazMunayGas National Co. JSC, 5.375%, 04/24/2030	326,339	0.1
325,000	(2)	Tengizchevroil Finance Co. International Ltd., 3.250%, 08/15/2030	330,182	0.1
			1,414,006	0.4

		Kuwait: 0.1%
200,000	(2),(3)	NBK Tier 1 Financing 2 Ltd., 4.500%, 12/31/2199	192,329	0.1

		Mexico: 0.7%
300,000	(2)	Alpek SAB de CV, 4.250%, 09/18/2029	308,118	0.1
567,000	(2)	Cemex SAB de CV, 6.125%, 05/05/2025	579,108	0.2
500,000	(2)	Orbia Advance Corp. SAB de CV, 4.875%, 09/19/2022	529,258	0.2
200,000		Petroleos Mexicanos, 4.500%, 01/23/2026	183,572	0.0
200,000		Petroleos Mexicanos, 5.500%, 06/27/2044	154,447	0.0
600,000	(2)	Petroleos Mexicanos, 5.950%, 01/28/2031	516,783	0.1
200,000		Petroleos Mexicanos, 6.875%, 08/04/2026	199,331	0.1
			2,470,617	0.7

		Netherlands: 0.7%
250,000		Cooperatieve Rabobank UA, 4.375%, 08/04/2025	284,027	0.1
355,000		ING Groep NV, 4.050%, 04/09/2029	425,845	0.1
696,000		Shell International Finance BV, 3.250%, 05/11/2025	779,640	0.3
300,000		Shell International Finance BV, 4.000%, 05/10/2046	374,727	0.1
290,000	(2)	Siemens Financieringsmaatschappij NV, 2.350%, 10/15/2026	313,971	0.1
			2,178,210	0.7

		Norway: 0.0%
56,000		Equinor ASA, 3.125%, 04/06/2030	63,888	0.0

		Peru: 0.5%
375,000	(2),(3)	Banco de Credito del Peru, 3.125%, 07/01/2030	373,406	0.1
450,000	(2)	Banco Internacional del Peru SAA Interbank, 3.250%, 10/04/2026	462,865	0.1
225,000		Inkia Energy Ltd., 5.875%, 11/09/2027	229,821	0.1
300,000		Kallpa Generacion SA, 4.125%, 08/16/2027	308,850	0.1
375,000	(2)	Petroleos del Peru SA, 4.750%, 06/19/2032	435,938	0.1
			1,810,880	0.5

		Russia: 0.6%
250,000	(2)	ALROSA Finance SA, 4.650%, 04/09/2024	266,705	0.1
250,000	(2)	Evraz PLC, 5.250%, 04/02/2024	272,364	0.1
450,000		Gazprom PJSC Via Gaz Finance PLC, 3.250%, 02/25/2030	454,218	0.1
300,000	(2)	MMK International Capital DAC, 4.375%, 06/13/2024	320,756	0.1
250,000	(2)	Severstal OAO Via Steel Capital SA, 3.150%, 09/16/2024	255,823	0.1
300,000	(2)	Sibur Securities DAC, 2.950%, 07/08/2025	300,825	0.1
			1,870,691	0.6

		Singapore: 0.1%
300,000	(2)	Medco Bell Pte Ltd, 6.375%, 01/30/2027	275,515	0.1

		South Africa: 0.1%
300,000	(2)	Gold Fields Orogen Holdings BVI Ltd., 5.125%, 05/15/2024	327,781	0.1

		South Korea: 0.1%
300,000	(2),(3)	Kookmin Bank, 4.350%, 12/31/2199	310,774	0.1

		Switzerland: 0.5%
456,000	(2)	Credit Suisse AG, 6.500%, 08/08/2023	512,168	0.1
250,000	(2),(3)	Credit Suisse Group AG, 2.997%, 12/14/2023	261,247	0.1
250,000	(2),(3)	Credit Suisse Group AG, 4.194%, 04/01/2031	292,576	0.1
604,000		UBS AG/Stamford CT, 7.625%, 08/17/2022	676,758	0.2
			1,742,749	0.5

		Turkey: 0.1%
275,000	(2)	Akbank T.A.S., 6.800%, 02/06/2026	269,930	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United Arab Emirates: 0.1%
300,000		DP World Crescent Ltd., 4.848%, 09/26/2028	$338,250	0.1

		United Kingdom: 0.7%
200,000	(2)	Anglo American Capital PLC, 3.625%, 09/11/2024	213,870	0.0
241,000	(2)	BAE Systems PLC, 3.400%, 04/15/2030	272,235	0.1
590,000	(3)	HSBC Holdings PLC, 3.973%, 05/22/2030	668,622	0.2
250,000		HSBC Holdings PLC, 4.300%, 03/08/2026	286,176	0.1
200,000	(2)	Reckitt Benckiser Treasury Services PLC, 3.000%, 06/26/2027	223,287	0.1
200,000	(3)	Natwest Group PLC, 4.519%, 06/25/2024	218,415	0.1
270,000	(2)	Standard Chartered PLC, 5.300%, 01/09/2043	324,730	0.1
			2,207,335	0.7

		United States: 19.5%
120,000	(2)	AbbVie, Inc., 3.200%, 11/21/2029	135,406	0.0
660,000		AbbVie, Inc., 3.600%, 05/14/2025	739,428	0.2
43,000	(2)	AbbVie, Inc., 4.050%, 11/21/2039	52,739	0.0
361,000		AbbVie, Inc., 4.300%, 05/14/2036	444,125	0.1
322,000		Advance Auto Parts, Inc., 3.900%, 04/15/2030	355,477	0.1
365,000		AECOM, 5.125%, 03/15/2027	402,343	0.1
59,000		Aetna, Inc., 2.800%, 06/15/2023	62,484	0.0
190,000	(2)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 4.625%, 01/15/2027	201,125	0.1
235,000	(2)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	257,706	0.1
250,000		Altria Group, Inc., 4.500%, 05/02/2043	294,752	0.1
702,000		Altria Group, Inc., 4.800%, 02/14/2029	846,553	0.3
210,000		AMC Entertainment Holdings, Inc., 5.875%, 11/15/2026	60,375	0.0
112,000		American Electric Power Co., Inc., 3.250%, 03/01/2050	129,336	0.0
79,000		American International Group, Inc., 4.250%, 03/15/2029	93,384	0.0
350,000		American International Group, Inc., 4.500%, 07/16/2044	433,052	0.1
79,000		American International Group, Inc., 4.750%, 04/01/2048	102,773	0.0
655,000		American Tower Corp., 2.750%, 01/15/2027	716,123	0.2
107,000		AmerisourceBergen Corp., 4.300%, 12/15/2047	130,367	0.0
330,000		Amgen, Inc., 3.200%, 11/02/2027	377,276	0.1
129,000		Amgen, Inc., 4.563%, 06/15/2048	179,530	0.1
250,000		Amphenol Corp., 2.800%, 02/15/2030	275,937	0.1
297,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	382,086	0.1
310,000		Anheuser-Busch InBev Worldwide, Inc., 4.750%, 01/23/2029	381,159	0.1
373,000		Anthem, Inc., 3.700%, 09/15/2049	451,723	0.1
465,000		Apache Corp., 5.100%, 09/01/2040	453,375	0.1
154,000		Apple, Inc., 3.450%, 02/09/2045	190,672	0.1
239,000	(2)	Asbury Automotive Group, Inc., 4.750%, 03/01/2030	245,573	0.1
568,000		AT&T, Inc., 4.300%, 02/15/2030	682,716	0.2
175,000		AT&T, Inc., 5.450%, 03/01/2047	238,236	0.1
250,000	(2)	Athene Global Funding, 2.950%, 11/12/2026	259,806	0.1
79,000	(3)	Bank of America Corp., 2.496%, 02/13/2031	84,042	0.0
500,000	(3)	Bank of America Corp., 3.419%, 12/20/2028	565,656	0.2
465,000	(3)	Bank of America Corp., 3.864%, 07/23/2024	507,932	0.2
250,000	(3)	Bank of America Corp., 4.083%, 03/20/2051	328,181	0.1
316,000		Bank of America Corp., 4.183%, 11/25/2027	364,467	0.1
125,000	(3)	Bank of America Corp., 4.330%, 03/15/2050	171,557	0.1
183,000		BAT Capital Corp., 3.557%, 08/15/2027	201,499	0.1
285,000	(2)	Bausch Health Cos, Inc., 5.250%, 01/30/2030	291,375	0.1
190,000	(2)	Bausch Health Cos, Inc., 6.125%, 04/15/2025	196,365	0.1
200,000		Becton Dickinson and Co., 3.363%, 06/06/2024	217,710	0.1
99,000		Boeing Co/The, 5.150%, 05/01/2030	108,627	0.0
316,000		Booking Holdings, Inc., 4.500%, 04/13/2027	373,519	0.1
79,000		Boston Scientific Corp., 4.000%, 03/01/2029	93,184	0.0
56,000		BP Capital Markets America, Inc., 3.000%, 02/24/2050	60,636	0.0

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
766,000		BP Capital Markets America, Inc., 3.216%, 11/28/2023	$828,077	0.3
469,000		Bristol-Myers Squibb Co., 3.875%, 08/15/2025	540,417	0.2
200,000		Broadridge Financial Solutions, Inc., 2.900%, 12/01/2029	219,279	0.1
125,000		Brookfield Finance LLC, 3.450%, 04/15/2050	130,628	0.0
400,000	(2)	Builders FirstSource, Inc., 5.000%, 03/01/2030	420,458	0.1
289,000		Burlington Northern Santa Fe LLC, 3.900%, 08/01/2046	375,787	0.1
45,000		Burlington Northern Santa Fe LLC, 4.450%, 03/15/2043	61,452	0.0
250,000	(2)	Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, 10/15/2025	225,734	0.1
110,000	(2)	Carrier Global Corp., 2.722%, 02/15/2030	116,491	0.0
427,000		CBRE Services, Inc., 5.250%, 03/15/2025	491,325	0.2
225,000		Centene Corp., 3.375%, 02/15/2030	239,345	0.1
365,000		CenterPoint Energy, Inc., 4.250%, 11/01/2028	435,293	0.1
79,000		Cigna Corp., 3.400%, 03/15/2050	90,774	0.0
297,000		Cigna Corp., 4.375%, 10/15/2028	358,868	0.1
305,000		Citigroup, Inc., 4.125%, 07/25/2028	353,470	0.1
480,000		Citigroup, Inc., 4.000%, 08/05/2024	530,044	0.2
491,000		Citigroup, Inc., 5.500%, 09/13/2025	586,185	0.2
321,000	(2)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	346,823	0.1
193,000		Comcast Corp., 2.350%, 01/15/2027	208,852	0.1
300,000		Comcast Corp., 3.750%, 04/01/2040	375,138	0.1
400,000		Comcast Corp., 4.150%, 10/15/2028	491,671	0.2
115,000		Comcast Corp., 4.250%, 01/15/2033	146,516	0.1
90,000		Comcast Corp., 5.650%, 06/15/2035	129,931	0.0
430,000	(2)	CommScope Technologies LLC, 5.000%, 03/15/2027	416,474	0.1
159,000		Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/2054	221,162	0.1
105,000		Consumers Energy Co., 3.100%, 08/15/2050	125,727	0.0
360,000	(2)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.625%, 05/01/2027	337,736	0.1
79,000		Crown Castle International Corp., 4.150%, 07/01/2050	99,907	0.0
55,000		CSC Holdings LLC, 5.250%, 06/01/2024	60,638	0.0
400,000	(2)	CSC Holdings LLC, 5.750%, 01/15/2030	443,922	0.1
105,000		CSX Corp., 4.500%, 08/01/2054	144,757	0.0
717,000		CVS Health Corp., 4.300%, 03/25/2028	852,336	0.3
90,000	(2)	Dana Financing Luxembourg Sarl, 6.500%, 06/01/2026	94,601	0.0
125,000		Dana, Inc., 5.375%, 11/15/2027	132,063	0.0
165,000		Dana, Inc., 5.625%, 06/15/2028	173,520	0.1
390,000	(2)	DaVita, Inc., 4.625%, 06/01/2030	415,223	0.1
176,000	(2)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	206,483	0.1
156,547		Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 01/30/2025	143,430	0.0
215,000		DISH DBS Corp., 5.875%, 11/15/2024	224,495	0.1
79,000		Dollar General Corp., 3.500%, 04/03/2030	91,448	0.0
180,000	(3)	Dominion Energy, Inc., 4.650%, 12/31/2199	183,456	0.1
34,000		Dow Chemical Co/The, 5.550%, 11/30/2048	47,698	0.0
340,000		DTE Electric Co., 2.250%, 03/01/2030	369,679	0.1
150,000		DTE Electric Co., 2.950%, 03/01/2050	173,136	0.1
146,000		DTE Electric Co., 4.300%, 07/01/2044	195,534	0.1
75,000		Duke Energy Carolinas LLC, 3.200%, 08/15/2049	90,914	0.0
120,000		Duke Energy Indiana LLC, 3.250%, 10/01/2049	145,622	0.0
140,000		Duke Energy Indiana LLC, 3.750%, 05/15/2046	176,903	0.1
969,000		Energy Transfer Operating L.P., 4.900%, 02/01/2024	1,037,983	0.3
286,000		Energy Transfer Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	304,687	0.1
200,000		Entergy Louisiana LLC, 2.900%, 03/15/2051	228,074	0.1
240,000		Entergy Louisiana LLC, 4.200%, 04/01/2050	334,121	0.1
320,000	(2)	EQM Midstream Partners L.P., 6.000%, 07/01/2025	339,811	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
400,000	(2)	ESH Hospitality, Inc., 4.625%, 10/01/2027	$385,420	0.1
151,000		Essential Utilities, Inc., 2.704%, 04/15/2030	165,255	0.1
162,000		Evergy Kansas Central, Inc., 3.250%, 09/01/2049	192,483	0.1
97,000		Evergy Kansas Central, Inc., 4.125%, 03/01/2042	122,360	0.0
318,000		Exxon Mobil Corp., 2.610%, 10/15/2030	351,184	0.1
85,000		Exxon Mobil Corp., 2.995%, 08/16/2039	94,352	0.0
198,000		Exxon Mobil Corp., 3.452%, 04/15/2051	235,736	0.1
283,000		FedEx Corp., 4.050%, 02/15/2048	323,169	0.1
79,000		FedEx Corp., 5.250%, 05/15/2050	106,524	0.0
377,000		Fifth Third Bancorp, 8.250%, 03/01/2038	637,400	0.2
590,000		FirstEnergy Corp., 4.250%, 03/15/2023	625,608	0.2
316,000		Fiserv, Inc., 3.200%, 07/01/2026	356,365	0.1
291,000		Florida Power & Light Co., 4.125%, 02/01/2042	388,813	0.1
100,000		FMC Corp., 3.450%, 10/01/2029	113,144	0.0
400,000		Ford Motor Credit Co. LLC, 5.113%, 05/03/2029	427,000	0.1
200,000		Freeport-McMoRan, Inc., 4.250%, 03/01/2030	209,148	0.1
420,000		General Dynamics Corp., 3.500%, 04/01/2027	488,394	0.2
193,000		General Electric Co., 3.625%, 05/01/2030	195,722	0.1
91,000		General Electric Co., 6.750%, 03/15/2032	114,735	0.0
316,000		General Mills, Inc., 2.875%, 04/15/2030	355,103	0.1
382,000		General Motors Financial Co., Inc., 4.300%, 07/13/2025	416,402	0.1
370,000	(2)	Gray Television, Inc., 7.000%, 05/15/2027	405,206	0.1
79,000		HCA, Inc., 4.125%, 06/15/2029	92,554	0.0
200,000		HCA, Inc., 5.250%, 04/15/2025	233,239	0.1
195,000		Healthpeak Properties, Inc., 3.000%, 01/15/2030	210,371	0.1
85,000		Home Depot, Inc./The, 3.125%, 12/15/2049	100,495	0.0
416,000	(1)	Intel Corp., 3.250%, 11/15/2049	495,232	0.2
79,000		Intel Corp., 4.750%, 03/25/2050	115,942	0.0
95,000		Intercontinental Exchange, Inc., 3.000%, 06/15/2050	109,038	0.0
260,000		Intercontinental Exchange, Inc., 4.250%, 09/21/2048	353,950	0.1
200,000		Interstate Power and Light Co., 2.300%, 06/01/2030	212,686	0.1
245,000		Johnson & Johnson, 3.400%, 01/15/2038	302,461	0.1
50,000		Johnson & Johnson, 3.550%, 03/01/2036	62,490	0.0
250,000	(3)	JPMorgan Chase & Co., 2.182%, 06/01/2028	262,769	0.1
79,000	(3)	JPMorgan Chase & Co., 4.493%, 03/24/2031	98,158	0.0
115,000	(3)	JPMorgan Chase & Co., 4.600%, 12/31/2199	111,418	0.0
530,000	(3)	JPMorgan Chase & Co., 6.000%, 12/31/2199	552,992	0.2
385,000		Keurig Dr Pepper, Inc., 4.057%, 05/25/2023	421,458	0.1
161,000		Kimco Realty Corp., 3.700%, 10/01/2049	165,206	0.1
227,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/2024	253,668	0.1
175,000	(2)	Kraft Heinz Foods Co., 4.625%, 10/01/2039	184,177	0.1
165,000		Kraft Heinz Foods Co., 6.875%, 01/26/2039	221,430	0.1
126,000		Kroger Co/The, 4.650%, 01/15/2048	169,025	0.1
198,000		Lowe's Cos, Inc., 2.500%, 04/15/2026	215,492	0.1
180,000		Lowe's Cos, Inc., 3.700%, 04/15/2046	213,737	0.1
400,000	(1),(2)	Match Group Holdings II LLC, 4.125%, 08/01/2030	412,688	0.1
70,000		McDonald's Corp., 3.625%, 05/01/2043	83,071	0.0
85,000		McDonald's Corp., 3.625%, 09/01/2049	100,370	0.0
428,000	(2)	Metropolitan Edison Co., 4.000%, 04/15/2025	479,994	0.2
142,000	(1)	MGM Resorts International, 4.625%, 09/01/2026	137,860	0.0
175,000		MGM Resorts International, 5.500%, 04/15/2027	176,121	0.1
250,000		Mississippi Power Co., 4.250%, 03/15/2042	310,015	0.1
316,000		Mondelez International, Inc., 2.750%, 04/13/2030	351,363	0.1
105,000	(3)	Morgan Stanley, 3.622%, 04/01/2031	123,040	0.0
545,000		Morgan Stanley, 4.100%, 05/22/2023	592,713	0.2
105,000	(3)	Morgan Stanley, 5.597%, 03/24/2051	169,160	0.1
398,000		MPLX L.P., 4.000%, 03/15/2028	433,580	0.1
130,000		MPLX L.P., 5.250%, 01/15/2025	135,646	0.0
105,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	112,809	0.0

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
200,000		Mylan, Inc., 5.200%, 04/15/2048	$262,527	0.1
310,000		National Rural Utilities Cooperative Finance Corp., 3.900%, 11/01/2028	371,934	0.1
220,000		Navient Corp., 5.000%, 03/15/2027	210,976	0.1
53,000		Newmont Corp., 3.700%, 03/15/2023	55,960	0.0
193,000		Northern States Power Co/MN, 3.600%, 09/15/2047	249,300	0.1
390,000	(2)	Novelis Corp., 4.750%, 01/30/2030	407,700	0.1
180,000		NRG Energy, Inc., 5.750%, 01/15/2028	198,258	0.1
105,000		NVIDIA Corp., 3.500%, 04/01/2040	125,804	0.0
65,000		ONEOK, Inc., 3.100%, 03/15/2030	61,493	0.0
316,000		Oracle Corp., 2.800%, 04/01/2027	351,406	0.1
504,000		Oracle Corp., 2.950%, 05/15/2025	556,795	0.2
105,000		Oracle Corp., 3.600%, 04/01/2040	124,701	0.0
48,000		O'Reilly Automotive, Inc., 3.600%, 09/01/2027	55,569	0.0
115,000		O'Reilly Automotive, Inc., 4.350%, 06/01/2028	137,567	0.0
35,000		Pacific Gas and Electric Co., 4.250%, 03/15/2046	38,341	0.0
28,000		Pacific Gas and Electric Co., 4.300%, 03/15/2045	30,973	0.0
47,000		Pacific Gas and Electric Co., 4.450%, 04/15/2042	52,471	0.0
200,000		PayPal Holdings, Inc., 2.850%, 10/01/2029	226,121	0.1
238,000		PECO Energy Co., 4.150%, 10/01/2044	318,214	0.1
300,000	(2)	PetSmart, Inc., 5.875%, 06/01/2025	308,250	0.1
481,000		Philip Morris International, Inc., 3.875%, 08/21/2042	580,749	0.2
84,000		Phillips 66, 3.850%, 04/09/2025	94,284	0.0
385,000	(2)	Pilgrim's Pride Corp., 5.875%, 09/30/2027	407,619	0.1
301,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.600%, 11/01/2024	310,764	0.1
281,000		PNC Financial Services Group, Inc./The, 3.450%, 04/23/2029	331,734	0.1
370,000	(2)	Post Holdings, Inc., 5.500%, 12/15/2029	406,528	0.1
65,000		Puget Sound Energy, Inc., 3.250%, 09/15/2049	76,505	0.0
380,000	(2)	Quicken Loans LLC, 5.250%, 01/15/2028	411,531	0.1
285,000		Raytheon Technologies Corp., 4.500%, 06/01/2042	381,538	0.1
339,000		Reynolds American, Inc., 6.150%, 09/15/2043	455,410	0.1
180,000		Ross Stores, Inc., 4.700%, 04/15/2027	212,749	0.1
250,000	(2)	Sealed Air Corp., 4.000%, 12/01/2027	259,375	0.1
114,000		Selective Insurance Group, Inc., 5.375%, 03/01/2049	136,056	0.0
700,000		Shire Acquisitions Investments Ireland DAC, 3.200%, 09/23/2026	787,034	0.2
420,000	(2)	Sinclair Television Group, Inc., 5.125%, 02/15/2027	412,570	0.1
230,000	(2)	Sirius XM Radio, Inc., 5.500%, 07/01/2029	256,666	0.1
205,000	(1),(2)	Six Flags Entertainment Corp., 5.500%, 04/15/2027	193,981	0.1
60,000		Southern California Edison Co., 3.650%, 02/01/2050	68,838	0.0
85,000		Southwest Airlines Co., 3.450%, 11/16/2027	84,450	0.0
315,000		Sprint Nextel Corp., 6.875%, 11/15/2028	409,327	0.1
400,000	(2)	Standard Industries, Inc./NJ, 4.375%, 07/15/2030	432,614	0.1
240,000	(2)	Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 06/01/2025	246,275	0.1
155,000	(2)	Summit Materials LLC / Summit Materials Finance Corp., 5.250%, 01/15/2029	161,394	0.1
134,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/2024	141,513	0.0
385,000	(2)	Tenet Healthcare Corp., 5.125%, 11/01/2027	410,179	0.1
70,000		Texas Instruments, Inc., 3.875%, 03/15/2039	91,767	0.0
299,000		Time Warner Cable LLC, 5.875%, 11/15/2040	389,384	0.1
200,000	(2)	T-Mobile USA, Inc., 2.050%, 02/15/2028	205,624	0.1
316,000	(2)	T-Mobile USA, Inc., 3.750%, 04/15/2027	359,358	0.1
79,000	(2)	T-Mobile USA, Inc., 3.875%, 04/15/2030	90,528	0.0
300,000		UDR, Inc., 2.100%, 08/01/2032	307,092	0.1
370,000		Union Electric Co., 3.250%, 10/01/2049	445,922	0.1
135,000		United Parcel Service, Inc., 3.400%, 09/01/2049	162,430	0.1
180,000		United Rentals North America, Inc., 4.000%, 07/15/2030	186,525	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
215,000		United Rentals North America, Inc., 4.875%, 01/15/2028	$231,125	0.1
390,000	(2)	Valvoline, Inc., 4.250%, 02/15/2030	410,573	0.1
250,000		Verizon Communications, Inc., 4.125%, 03/16/2027	299,447	0.1
175,000		Verizon Communications, Inc., 4.125%, 08/15/2046	229,277	0.1
200,000		Verizon Communications, Inc., 4.812%, 03/15/2039	274,314	0.1
615,000		ViacomCBS, Inc., 3.700%, 08/15/2024	678,678	0.2
339,000		ViacomCBS, Inc., 4.375%, 03/15/2043	376,648	0.1
375,000	(2)	ViaSat, Inc., 5.625%, 04/15/2027	398,256	0.1
316,000		VMware, Inc., 4.650%, 05/15/2027	362,247	0.1
351,000		Walmart, Inc., 3.700%, 06/26/2028	422,695	0.1
134,000		Walt Disney Co/The, 5.400%, 10/01/2043	190,551	0.1
350,000	(3)	Wells Fargo & Co., 2.406%, 10/30/2025	368,330	0.1
430,000		Wells Fargo & Co., 4.100%, 06/03/2026	487,898	0.2
143,000		Welltower, Inc., 4.125%, 03/15/2029	161,334	0.1
400,000		WPX Energy, Inc., 5.750%, 06/01/2026	409,162	0.1
380,000	(2)	WR Grace & Co-Conn, 4.875%, 06/15/2027	405,637	0.1
173,000		XLIT Ltd., 5.500%, 03/31/2045	248,486	0.1
395,000	(2)	Zayo Group Holdings, Inc., 4.000%, 03/01/2027	396,388	0.1
			64,544,145	19.5

	Total Corporate Bonds/Notes
	(Cost $89,211,865)		97,552,734	29.5

COLLATERALIZED MORTGAGE OBLIGATIONS: 16.3%
		United States: 16.3%
441,228	(3)	Adjustable Rate Mortgage Trust 2006-2 1A1, 3.909%, 05/25/2036	418,262	0.1
369,136		Alternative Loan Trust 2005-51 3A2A, 2.612%, (12MTA + 1.290%), 11/20/2035	335,208	0.1
124,755		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	90,255	0.0
192,735		Alternative Loan Trust 2007-23CB A3, 0.672%, (US0001M + 0.500%), 09/25/2037	76,331	0.0
465,995		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	362,280	0.1
465,978		CitiMortgage Alternative Loan Trust Series 2006-A3 1A7, 6.000%, 07/25/2036	461,135	0.1
86,231		Countrywide Alternative Loan Trust 2005-53T2 2A6, 0.672%, (US0001M + 0.500%), 11/25/2035	40,084	0.0
202,744		Countrywide Asset-Backed Certificates 2005-IM1 M1, 0.892%, (US0001M + 0.720%), 11/25/2035	197,813	0.1
339,859	(2),(3)	CSMC Trust 2015-2 B3, 3.918%, 02/25/2045	338,314	0.1
251,315	(2),(3)	CSMC Trust 2015-3 B1, 3.925%, 03/25/2045	262,459	0.1
4,774,985	(4)	Fannie Mae 2005-18 SC, 4.478%, (-1.000*US0001M + 4.650%), 03/25/2035	723,692	0.2
1,268,927	(4)	Fannie Mae 2008-41 S, 6.628%, (-1.000*US0001M + 6.800%), 11/25/2036	328,025	0.1
3,381,945	(4)	Fannie Mae 2009-106 SA, 6.078%, (-1.000*US0001M + 6.250%), 01/25/2040	696,601	0.2
232,615		Fannie Mae Connecticut Avenue Securities 2016-C04 1M2, 4.422%, (US0001M + 4.250%), 01/25/2029	236,268	0.1
608,122		Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 4.622%, (US0001M + 4.450%), 01/25/2029	622,465	0.2
739,373		Fannie Mae Connecticut Avenue Securities 2016-C07 2M2, 4.522%, (US0001M + 4.350%), 05/25/2029	761,383	0.2
345,967		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 3.822%, (US0001M + 3.650%), 09/25/2029	349,795	0.1
500,000		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 3.172%, (US0001M + 3.000%), 10/25/2029	500,162	0.2
909,889		Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 2.372%, (US0001M + 2.200%), 01/25/2030	888,506	0.3
500,863		Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 2.572%, (US0001M + 2.400%), 05/28/2030	488,823	0.1
410,407		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 2.672%, (US0001M + 2.500%), 05/25/2030	401,326	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
881,315		Fannie Mae Connecticut Avenue Securities 2018-C03 1M2, 2.322%, (US0001M + 2.150%), 10/25/2030	$864,826	0.3
959,712		Fannie Mae Connecticut Avenue Securities 2018-C04 2M2, 2.722%, (US0001M + 2.550%), 12/25/2030	930,998	0.3
171,879		Fannie Mae Connecticut Avenue Securities 2018-C05 1M2, 2.522%, (US0001M + 2.350%), 01/25/2031	167,472	0.1
381,089		Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 2.172%, (US0001M + 2.000%), 03/25/2031	369,718	0.1
430,924	(2)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 2.472%, (US0001M + 2.300%), 08/25/2031	428,000	0.1
651,739	(2)	Fannie Mae Connecticut Avenue Securities Trust 2018-R07 1M2, 2.572%, (US0001M + 2.400%), 04/25/2031	647,052	0.2
213,230	(2)	Fannie Mae Connecticut Avenue Securities Trust 2019-R01 2M2, 2.622%, (US0001M + 2.450%), 07/25/2031	211,408	0.1
1,000,000	(2)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 2.222%, (US0001M + 2.050%), 01/25/2040	961,895	0.3
122,914		Fannie Mae REMIC Trust 2003-22 BZ, 6.000%, 04/25/2033	142,070	0.0
120,513		Fannie Mae REMIC Trust 2005-74 DK, 23.314%, (-4.000*US0001M + 24.000%), 07/25/2035	187,878	0.1
143,523		Fannie Mae REMIC Trust 2006-104 ES, 32.592%, (-5.000*US0001M + 33.450%), 11/25/2036	279,257	0.1
1,812,952	(4)	Fannie Mae REMIC Trust 2007-36 SN, 6.598%, (-1.000*US0001M + 6.770%), 04/25/2037	412,111	0.1
127,117		Fannie Mae REMIC Trust 2007-55 DS, 14.571%, (-2.500*US0001M + 15.000%), 06/25/2037	166,129	0.0
1,084,303	(4)	Fannie Mae REMIC Trust 2008-53 FI, 5.928%, (-1.000*US0001M + 6.100%), 07/25/2038	152,775	0.0
842,136	(4)	Fannie Mae REMIC Trust 2008-58 SM, 5.928%, (-1.000*US0001M + 6.100%), 07/25/2038	206,639	0.1
147,528		Fannie Mae REMIC Trust 2009-66 SL, 15.263%, (-3.333*US0001M + 15.833%), 09/25/2039	333,662	0.1
93,200		Fannie Mae REMIC Trust 2009-66 SW, 15.430%, (-3.333*US0001M + 16.000%), 09/25/2039	212,474	0.1
5,317,295	(4)	Fannie Mae REMIC Trust 2010-123 SL, 5.898%, (-1.000*US0001M + 6.070%), 11/25/2040	1,073,570	0.3
4,783,462	(4)	Fannie Mae REMIC Trust 2011-55 SK, 6.388%, (-1.000*US0001M + 6.560%), 06/25/2041	1,222,340	0.4
2,070,402	(4)	Fannie Mae REMIC Trust 2011-86 NS, 5.778%, (-1.000*US0001M + 5.950%), 09/25/2041	412,317	0.1
539,393	(4)	Fannie Mae REMIC Trust 2012-10 US, 6.278%, (-1.000*US0001M + 6.450%), 02/25/2042	71,387	0.0
2,102,919	(4)	Fannie Mae REMIC Trust 2012-24 HS, 6.378%, (-1.000*US0001M + 6.550%), 09/25/2040	251,733	0.1
1,488,269	(4)	Fannie Mae REMIC Trust 2013-31 PI, 4.500%, 02/25/2043	116,703	0.0
1,370,278		Fannie Mae REMICS 2013-126 ZA, 4.000%, 07/25/2032	1,463,103	0.4
817,209	(4)	Fannie Mae Series 2007-9 SE, 5.908%, (-1.000*US0001M + 6.080%), 03/25/2037	170,064	0.1
1,382,551	(4)	Fannie Mae Series 2013-44 DI, 3.000%, 05/25/2033	118,510	0.0
954,372	(2),(3)	Flagstar Mortgage Trust 2018-2 B2, 4.037%, 04/25/2048	989,141	0.3
212,367	(4)	Freddie Mac REMIC Trust 2303 SY, 8.525%, (-1.000*US0001M + 8.700%), 04/15/2031	61,931	0.0
1,422,797	(4)	Freddie Mac REMIC Trust 2989 GU, 6.825%, (-1.000*US0001M + 7.000%), 02/15/2033	316,092	0.1
1,190,930	(4)	Freddie Mac REMIC Trust 3271 SB, 5.875%, (-1.000*US0001M + 6.050%), 02/15/2037	233,384	0.1
4,055,027	(4)	Freddie Mac REMIC Trust 3424 HI, 5.725%, (-1.000*US0001M + 5.900%), 04/15/2038	982,934	0.3

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
977,396	(4)	Freddie Mac REMIC Trust 3632 IP, 5.000%, 02/15/2040	$133,022	0.0
5,309,567	(4)	Freddie Mac REMIC Trust 3856 KS, 6.375%, (-1.000*US0001M + 6.550%), 05/15/2041	1,034,446	0.3
1,627,557	(4)	Freddie Mac REMIC Trust 3925 SD, 5.875%, (-1.000*US0001M + 6.050%), 07/15/2040	173,560	0.1
1,524,602	(4)	Freddie Mac REMIC Trust 3946 SE, 6.475%, (-1.000*US0001M + 6.650%), 02/15/2041	115,073	0.0
2,879,953	(4)	Freddie Mac REMIC Trust 4077 SM, 6.525%, (-1.000*US0001M + 6.700%), 08/15/2040	272,519	0.1
1,083,562	(4)	Freddie Mac REMIC Trust 4152 BI, 4.000%, 12/15/2041	126,924	0.0
1,928,339	(4)	Freddie Mac REMIC Trust 4313 MI, 5.000%, 04/15/2039	258,206	0.1
2,699,605	(4)	Freddie Mac REMICS 3693 SC, 6.325%, (-1.000*US0001M + 6.500%), 07/15/2040	565,728	0.2
3,877,968		Freddie Mac REMICS 3792 DS, 6.425%, (-1.000*US0001M + 6.600%), 11/15/2040	315,316	0.1
2,525,333	(4)	Freddie Mac REMICS 4040 SW, 6.455%, (-1.000*US0001M + 6.630%), 05/15/2032	437,122	0.1
2,474,907	(4)	Freddie Mac REMICS 4623 MS, 5.825%, (-1.000*US0001M + 6.000%), 10/15/2046	569,301	0.2
2,180,752		Freddie Mac REMICS 4800 MZ, 4.000%, 06/15/2048	2,401,243	0.7
1,576,776		Freddie Mac REMICS 4879 ZA, 4.000%, 05/15/2049	1,768,185	0.5
283,691	(2)	Freddie Mac STACR 2019-HQA3 M2, 2.022%, (US0001M + 1.850%), 09/27/2049	273,853	0.1
500,000	(2)	Freddie Mac Stacr Remic Trust 2020-HQA2 M2, 3.272%, (US0001M + 3.100%), 03/25/2050	485,027	0.1
400,000	(2)	Freddie Mac STACR REMIC Trust 2020-HQA3 M2, 3.776%, (US0001M + 3.600%), 07/25/2050	396,812	0.1
900,000	(2)	Freddie Mac STACR Trust 2018-DNA2 M2, 2.322%, (US0001M + 2.150%), 12/25/2030	856,229	0.3
300,000	(2)	Freddie Mac Stacr Trust 2018-HQA2 M2, 2.472%, (US0001M + 2.300%), 10/25/2048	288,469	0.1
325,317	(2)	Freddie Mac STACR Trust 2019-DNA3 M2, 2.222%, (US0001M + 2.050%), 07/25/2049	314,282	0.1
207,913		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA2 M3, 4.072%, (US0001M + 3.900%), 12/25/2027	210,301	0.1
300,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 4.872%, (US0001M + 4.700%), 04/25/2028	312,662	0.1
85,635		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M3, 3.972%, (US0001M + 3.800%), 03/25/2025	86,601	0.0
1,296,298		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA4 M3, 3.972%, (US0001M + 3.800%), 03/25/2029	1,320,663	0.4
800,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA2 M2, 3.622%, (US0001M + 3.450%), 10/25/2029	814,390	0.2
400,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2, 2.672%, (US0001M + 2.500%), 03/25/2030	400,215	0.1
345,633		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA1 M2, 3.722%, (US0001M + 3.550%), 08/25/2029	348,924	0.1
564,821		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 2.822%, (US0001M + 2.650%), 12/25/2029	549,611	0.2
61,836	(3)	Freddie Mac Whole Loan Securities Trust 2016-SC02 M1, 3.594%, 10/25/2046	61,897	0.0
900,000	(2),(3)	Galton Funding Mortgage Trust 2018-2 A51, 4.500%, 10/25/2058	956,816	0.3
18,907		Ginnie Mae Series 2007-37 S, 24.652%, (-3.667*US0001M + 25.300%), 04/16/2037	19,702	0.0
295,393		Ginnie Mae Series 2007-8 SP, 21.443%, (-3.242*US0001M + 22.049%), 03/20/2037	504,245	0.2

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
26,340,619	(4)	Ginnie Mae Series 2009-106 CM, 6.423%, (-1.000*US0001M + 6.600%), 01/16/2034	$4,224,746	1.3
1,781,183	(4)	Ginnie Mae Series 2010-116 NS, 6.473%, (-1.000*US0001M + 6.650%), 09/16/2040	359,965	0.1
475,872	(4)	Ginnie Mae Series 2010-6 IA, 5.000%, 11/20/2039	38,847	0.0
2,660,099	(4)	Ginnie Mae Series 2011-116 BI, 4.000%, 08/16/2026	177,032	0.1
677,222	(4)	Ginnie Mae Series 2011-140 CI, 5.000%, 10/20/2040	40,432	0.0
1,531,020	(4)	Ginnie Mae Series 2013-115 NI, 4.500%, 01/16/2043	230,835	0.1
1,156,355	(4)	Ginnie Mae Series 2013-5 NI, 3.000%, 01/20/2028	69,534	0.0
2,705,389	(4)	Ginnie Mae Series 2015-178 GI, 4.000%, 05/20/2044	227,742	0.1
14,681,289	(4)	Ginnie Mae Series 2019-89 QI, 4.000%, 04/20/2046	1,684,951	0.5
363,406		GreenPoint Mortgage Funding Trust 2006-AR3 4A1, 0.382%, (US0001M + 0.210%), 04/25/2036	341,976	0.1
130,983	(2),(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	135,282	0.0
201,283	(2),(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	207,229	0.1
263,261	(2),(3)	JP Morgan Mortgage Trust 2017-3 1A13, 3.500%, 08/25/2047	271,081	0.1
370,500	(2),(3)	JP Morgan Mortgage Trust 2017-3 B1, 3.811%, 08/25/2047	384,769	0.1
249,902	(2),(3)	JP Morgan Mortgage Trust 2019-INV3 A15, 3.500%, 05/25/2050	256,404	0.1
416,504	(2),(3)	JP Morgan Mortgage Trust 2019-INV3 A3, 3.500%, 05/25/2050	430,693	0.1
116,197	(2),(3)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	119,623	0.0
444,854	(2),(3)	JP Morgan Mortgage Trust 2019-LTV3 A15, 3.500%, 12/31/2049	456,959	0.1
350,000	(2),(3)	JP Morgan Mortgage Trust 2020-5 A15, 3.000%, 12/25/2050	360,664	0.1
350,000	(2),(3)	JP Morgan Mortgage Trust 2020-5 B1, 3.736%, 12/25/2050	376,040	0.1
253,777		Lehman XS Trust Series 2005-5N 1A2, 0.532%, (US0001M + 0.360%), 11/25/2035	212,084	0.1
342,985	(2),(3)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	351,685	0.1
803,170	(2),(3)	OBX 2020-INV1 A21 Trust, 3.500%, 05/25/2049	828,805	0.3
228,625	(2),(3)	Sequoia Mortgage Trust 2014-3 B3, 3.931%, 10/25/2044	231,332	0.1
179,422	(2),(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	184,410	0.1
10,147	(3)	Structured Asset Securities Corp. 2004-4XS 1A6, 5.050%, 02/25/2034	10,403	0.0
10,510,112	(3),(4)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 2.354%, 08/25/2045	511,532	0.2
63,382	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.694%, 10/25/2036	60,696	0.0
219,871	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.615%, 08/25/2046	205,685	0.1
451,840	(3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.367%, 12/25/2036	441,610	0.1
143,050	(3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 3.182%, 04/25/2037	126,423	0.0
645,995		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/2036	607,382	0.2
139,174		Wells Fargo Alternative Loan 2007-PA2 2A1, 0.602%, (US0001M + 0.430%), 06/25/2037	110,606	0.0
534,880	(2),(3)	WinWater Mortgage Loan Trust 2015-5 B4, 3.776%, 08/20/2045	538,172	0.2

	Total Collateralized Mortgage Obligations
	(Cost $49,371,944)		53,923,733	16.3

U.S. TREASURY OBLIGATIONS: 11.4%
		U.S. Treasury Bonds: 2.4%
3,272,000		0.625%,05/15/2030	3,299,032	1.0
260,000		1.125%,05/15/2040	266,927	0.1
3,637,000		2.000%,02/15/2050	4,368,378	1.3
			7,934,337	2.4

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
		U.S. Treasury Notes: (continued)
1,882,000		0.375%,07/31/2027	$1,872,682	0.6
50,000		0.125%,06/30/2022	50,009	0.0
1,240,200		0.125%,07/15/2023	1,240,369	0.4
2,941,000		0.250%,06/30/2025	2,946,112	0.9
12,648,000		0.250%,07/31/2025	12,669,492	3.8
491,000		0.500%,06/30/2027	494,817	0.2
10,250,000		1.125%,08/31/2021	10,360,908	3.1
			29,634,389	9.0

	Total U.S. Treasury Obligations
	(Cost $37,210,694)		37,568,726	11.4

SOVEREIGN BONDS: 16.4%
		Argentina: 0.2%
1,420,000	(5)	Argentine Republic Government International Bond, 6.875%, 04/22/2021	642,727	0.2
275,000	(5)	Argentine Republic Government International Bond, 6.875%, 01/26/2027	117,219	0.0
			759,946	0.2

		Australia: 0.2%
AUD 837,000	(2)	Queensland Treasury Corp., 1.750%, 07/20/2034	595,067	0.2

		Canada: 0.3%
CAD 880,000		Canadian Government Bond, 3.500%, 12/01/2045	1,045,574	0.3

		China: 3.1%
CNY 58,190,000		China Government Bond, 3.250%, 11/22/2028	8,476,783	2.6
CNY 1,110,000		China Government Bond, 3.290%, 05/23/2029	161,943	0.0
CNY 9,950,000		China Government Bond, 4.080%, 10/22/2048	1,530,674	0.5
			10,169,400	3.1

		Colombia: 0.4%
600,000		Colombia Government International Bond, 3.000%, 01/30/2030	618,525	0.2
COP 2,551,900,000		Colombian TES, 7.750%, 09/18/2030	777,876	0.2
			1,396,401	0.4

		Croatia: 0.2%
EUR 300,000		Croatia Government International Bond, 1.125%, 06/19/2029	363,316	0.1
300,000		Croatia Government International Bond, 6.375%, 03/24/2021	311,063	0.1
			674,379	0.2

		Dominican Republic: 0.2%
325,000	(2)	Dominican Republic International Bond, 4.500%, 01/30/2030	316,388	0.1
461,000	(2)	Dominican Republic International Bond, 6.600%, 01/28/2024	500,943	0.1
			817,331	0.2

		Ecuador: 0.0%
200,000		Ecuador Government International Bond, 7.875%, 01/23/2028	101,000	0.0

		Egypt: 0.5%
300,000	(2)	Egypt Government International Bond, 4.550%, 11/20/2023	299,250	0.1
600,000		Egypt Government International Bond, 6.588%, 02/21/2028	593,769	0.2
325,000		Egypt Government International Bond, 7.500%, 01/31/2027	340,823	0.1
450,000	(2)	Egypt Government International Bond, 7.625%, 05/29/2032	441,608	0.1
			1,675,450	0.5

		Germany: 0.1%
EUR 120,000		Bundesobligation, -0.700%, 10/08/2021	142,537	0.1
EUR 9,700		Bundesobligation, -0.770%, 04/14/2023	11,666	0.0
EUR 30,000		Bundesrepublik Deutschland Bundesanleihe, -0.730%, 08/15/2026	36,940	0.0
EUR 60,000		Bundesrepublik Deutschland Bundesanleihe, 0.500%, 02/15/2028	77,133	0.0
EUR 40,000		Bundesrepublik Deutschland Bundesanleihe, 1.000%, 08/15/2025	51,368	0.0
			319,644	0.1

		Ghana: 0.1%
450,000	(2)	Ghana Government International Bond, 6.375%, 02/11/2027	417,375	0.1

		Indonesia: 2.0%
IDR 13,833,000,000		Indonesia Treasury Bond, 8.375%, 04/15/2039	1,036,906	0.3
IDR 68,047,000,000		Indonesia Treasury Bond, 8.750%, 05/15/2031	5,220,976	1.6

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
		Indonesia: (continued)
200,000		Perusahaan Penerbit SBSN Indonesia III, 4.450%, 02/20/2029	$232,750	0.1
			6,490,632	2.0

		Italy: 0.7%
EUR 641,000	(2)	Italy Buoni Poliennali Del Tesoro, 3.850%, 09/01/2049	1,073,058	0.3
EUR 641,000	(2)	Italy Buoni Poliennali Del Tesoro, 5.000%, 08/01/2034	1,101,433	0.4
		2,174,491		0.7

		Ivory Coast: 0.1%
269,750	(3)	Ivory Coast Government International Bond, 5.750%, 12/31/2032	261,887	0.1

		Jordan: 0.1%
200,000	(2)	Jordan Government International Bond, 5.850%, 07/07/2030	200,574	0.1

		Kenya: 0.1%
250,000	(2)	Kenya Government International Bond, 7.000%, 05/22/2027	247,125	0.1

		Mexico: 0.1%
200,000		Mexico Government International Bond, 3.250%, 04/16/2030	204,888	0.1
5,000	(1)	Mexico Government International Bond, 4.000%, 10/02/2023	5,394	0.0
		210,282		0.1

		Morocco: 0.1%
200,000		Morocco Government International Bond, 4.250%, 12/11/2022	210,526	0.1

		Nigeria: 0.1%
200,000		Nigeria Government International Bond, 7.875%, 02/16/2032	193,722	0.1

		Oman: 0.1%
200,000		Oman Government International Bond, 6.000%, 08/01/2029	190,375	0.1

		Panama: 0.2%
200,000		Panama Government International Bond, 3.875%, 03/17/2028	232,219	0.1
315,000		Panama Government International Bond, 6.700%, 01/26/2036	485,272	0.1
		717,491		0.2

		Peru: 1.2%
PEN 4,000,000		Peru Government Bond, 6.350%, 08/12/2028	1,390,901	0.4
75,000		Peruvian Government International Bond, 5.625%, 11/18/2050	128,197	0.1
PEN 6,609,000		Peruvian Government International Bond, 6.950%, 08/12/2031	2,370,418	0.7
		3,889,516		1.2

		Portugal: 0.7%
EUR 1,664,000	(2)	Portugal Obrigacoes do Tesouro OT, 2.250%, 04/18/2034	2,395,892	0.7

		Romania: 2.0%
RON 5,510,000		Romania Government Bond, 3.250%, 04/29/2024	1,328,690	0.4
RON 17,920,000		Romania Government Bond, 5.800%, 07/26/2027	4,924,046	1.5
480,000	(2)	Romanian Government International Bond, 3.000%, 02/14/2031	489,590	0.1
		6,742,326		2.0

		Russia: 0.4%
RUB 47,938,000		Russian Federal Bond - OFZ, 6.900%, 05/23/2029	696,270	0.2
200,000		Russian Foreign Bond - Eurobond, 4.375%, 03/21/2029	229,765	0.1
400,000	(2)	Russian Foreign Bond - Eurobond, 4.875%, 09/16/2023	444,998	0.1
		1,371,033		0.4

		Saudi Arabia: 0.1%
200,000	(2)	KSA Sukuk Ltd., 3.628%, 04/20/2027	223,943	0.1

		South Africa: 0.3%
250,000		Republic of South Africa Government International Bond, 4.300%, 10/12/2028	235,851	0.1
900,000		Republic of South Africa Government International Bond, 4.850%, 09/30/2029	866,819	0.2
		1,102,670		0.3

		Spain: 1.0%
EUR 1,284,000	(2)	Spain Government Bond, 1.450%, 04/30/2029	1,679,060	0.5
EUR 1,092,000	(2)	Spain Government Bond, 2.700%, 10/31/2048	1,793,864	0.5
		3,472,924		1.0

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
		Sri Lanka: 0.0%
200,000	(2)	Sri Lanka Government International Bond, 6.825%, 07/18/2026	$152,003	0.0

		Turkey: 0.4%
800,000		Turkey Government International Bond, 4.875%, 10/09/2026	714,608	0.2
200,000		Turkey Government International Bond, 5.600%, 11/14/2024	191,003	0.1
461,000		Turkey Government International Bond, 7.375%, 02/05/2025	469,874	0.1
			1,375,485	0.4

		Ukraine: 0.5%
250,000		Ukraine Government International Bond, 7.253%, 03/15/2033	242,500	0.1
525,000		Ukraine Government International Bond, 7.375%, 09/25/2032	517,393	0.2
800,000		Ukraine Government International Bond, 7.750%, 09/01/2025	828,512	0.2
			1,588,405	0.5

		United Kingdom: 0.8%
GBP 700,000		United Kingdom Gilt, 1.750%, 01/22/2049	1,187,985	0.3
GBP 1,100,000		United Kingdom Gilt, 4.000%, 03/07/2022	1,533,648	0.5
			2,721,633	0.8

		Uruguay: 0.1%
75,000		Uruguay Government International Bond, 4.375%, 10/27/2027	88,673	0.0
75,000		Uruguay Government International Bond, 7.625%, 03/21/2036	119,947	0.1
			208,620	0.1

	Total Sovereign Bonds
	(Cost $53,325,123)		54,113,122	16.4

U.S. GOVERNMENT AGENCY OBLIGATIONS: 7.7%
		Federal Home Loan Mortgage Corporation: 0.6%(6)
1,285,560		3.500%,01/01/2048	1,371,231	0.4
167,667		4.000%,09/01/2045	182,384	0.1
138,445		4.000%,09/01/2045	150,652	0.0
225,143		4.000%,05/01/2046	243,429	0.1
			1,947,696	0.6

		Federal National Mortgage Association: 0.7%(6)
2,019,633		3.500%,03/01/2043	2,161,876	0.7

		Government National Mortgage Association: 1.6%
2,470,000	(7)	2.000%,09/01/2050	2,575,168	0.8
2,470,000	(7)	3.000%,10/21/2050	2,606,857	0.8
162,528		4.500%,08/20/2041	178,903	0.0
8,084	(3)	5.140%,10/20/2060	8,116	0.0
20,050		5.500%,03/20/2039	23,193	0.0
			5,392,237	1.6

		Uniform Mortgage-Backed Securities: 4.1%
714,000	(7)	2.000%,09/14/2050	738,405	0.2
92,011		2.500%,06/01/2030	97,772	0.0
63,040		2.500%,06/01/2030	66,986	0.0
39,065		2.500%,07/01/2030	41,519	0.0
6,170,000	(7)	2.500%,09/14/2050	6,472,236	2.0
713,000	(7)	3.000%,09/14/2050	752,690	0.2
		Uniform Mortgage-Backed Securities: (continued)
280,566		3.500%,06/01/2034	296,519	0.1
1,258,997		3.500%,09/01/2049	1,330,473	0.4
158,873		4.000%,05/01/2045	171,371	0.1
2,688,929		4.000%,04/01/2049	2,890,478	0.9
237,210		4.500%,12/01/2040	264,146	0.1
121,608		4.500%,12/01/2040	134,936	0.0
211,942		5.000%,05/01/2041	243,862	0.1
134,964		5.000%,06/01/2041	153,364	0.0
			13,654,757	4.1

		Uniform Mortgage-Backed Security: 0.7%
2,172,000	(7)	3.500%,08/13/2050	2,290,442	0.7

	Total U.S. Government Agency Obligations
	(Cost $25,258,201)		25,447,008	7.7

ASSET-BACKED SECURITIES: 6.0%
		United States: 6.0%
500,000	(2)	AMMC CLO 16 Ltd. 2015-16A CR, 2.618%, (US0003M + 2.350%), 04/14/2029	481,747	0.2
300,000	(2)	Ares XXVIIIR CLO Ltd. 2018-28RA A2, 1.673%, (US0003M + 1.400%), 10/17/2030	291,762	0.1
750,000	(2)	Barings Clo Ltd. 2019-4A C, 3.075%, (US0003M + 2.800%), 01/15/2033	741,313	0.2
1,190,000	(2)	BDS 2020-FL5 C Ltd., 2.237%, (US0001M + 2.050%), 02/16/2037	1,135,035	0.3
1,550,000	(2)	BDS 2020-FL5 D Ltd., 2.687%, (US0001M + 2.500%), 02/16/2037	1,429,094	0.4
500,000	(2)	BlueMountain CLO 2013-2A CR, 2.208%, (US0003M + 1.950%), 10/22/2030	471,047	0.1
750,000	(2)	CIFC Funding 2013-IA BR Ltd., 2.671%, (US0003M + 2.400%), 07/16/2030	732,375	0.2
800,000	(2)	CIFC Funding 2020-2A A1 Ltd., 1.899%, (US0003M + 1.650%), 08/24/2032	799,821	0.2
452,078	(3)	Citigroup Mortgage Loan Trust 2006-WF1 A2E, 4.823%, 03/25/2036	296,678	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		United States: (continued)
600,000	(2)	Clear Creek CLO 2015-1A CR, 2.222%, (US0003M + 1.950%), 10/20/2030	$568,174	0.2
1,000,000	(2)	Galaxy XV CLO Ltd. 2013-15A CR, 2.275%, (US0003M + 2.000%), 10/15/2030	949,420	0.3
600,000	(2)	Galaxy XXI CLO Ltd. 2015-21A CR, 2.022%, (US0003M + 1.750%), 04/20/2031	562,325	0.2
699,613	(2)	Invitation Homes 2017-SFR2 A Trust, 1.025%, (US0001M + 0.850%), 12/17/2036	695,422	0.2
1,180,000	(2)	Invitation Homes 2018-SFR1 D Trust, 1.631%, (US0001M + 1.450%), 03/17/2037	1,172,087	0.4
1,000,000	(2)	Jay Park CLO Ltd. 2016-1A BR, 2.272%, (US0003M + 2.000%), 10/20/2027	971,815	0.3
350,000	(2)	LCM XIV L.P. 14A AR, 1.312%, (US0003M + 1.040%), 07/20/2031	340,991	0.1
2,050,000	(2)	LCM XXIV Ltd. 24A C, 2.522%, (US0003M + 2.250%), 03/20/2030	1,949,720	0.6
900,000	(2)	Madison Park Funding XXI Ltd. 2016-21A BR, 3.125%, (US0003M + 2.850%), 10/15/2032	881,645	0.3
500,000	(2)	Madison Park Funding XXXI Ltd. 2018-31A C, 2.406%, (US0003M + 2.150%), 01/23/2031	477,087	0.1
300,000	(2),(3)	Mill City Mortgage Loan Trust 2017-1 M2, 3.250%, 11/25/2058	323,821	0.1
300,000	(2),(3)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	321,371	0.1
1,000,000	(2)	OCP CLO 2014-5 A BR Ltd., 2.045%, (US0003M + 1.800%), 04/26/2031	939,771	0.3
800,000	(2)	Palmer Square CLO 2020-2A A1A Ltd., 1.949%, (US0003M + 1.700%), 07/15/2031	800,052	0.2
250,000	(2)	Palmer Square Loan Funding 2018-1A C Ltd., 2.125%, (US0003M + 1.850%), 04/15/2026	236,433	0.1
1,240,000	(2)	Progress Residential 2018-SFR2 E Trust, 4.656%, 08/17/2035	1,275,692	0.4
600,000	(2)	Shackleton CLO Ltd. 2019-15A C, 3.075%, (US0003M + 2.800%), 01/15/2030	590,257	0.2
500,000	(2)	THL Credit Wind River 2016-1A CR CLO Ltd., 2.375%, (US0003M + 2.100%), 07/15/2028	481,488	0.1

	Total Asset-Backed Securities
	(Cost $20,291,896)		19,916,443	6.0

COMMERCIAL MORTGAGE-BACKED SECURITIES: 8.1%
		United States: 8.1%
7,720,965	(3),(4)	BANK 2017-BNK5 XA, 1.074%, 06/15/2060	375,267	0.1
992,355	(3),(4)	BANK 2019-BNK16 XA, 0.964%, 02/15/2052	62,651	0.0
620,000	(2)	BBCMS 2018-TALL C Mortgage Trust, 1.296%, (US0001M + 1.121%), 03/15/2037	583,876	0.2
280,000	(2)	Benchmark 2019-B9 D Mortgage Trust, 3.000%, 03/15/2052	249,563	0.1
1,433,921	(3),(4)	Benchmark 2019-B9 XA Mortgage Trust, 1.045%, 03/15/2052	102,092	0.0
300,000	(2)	Benchmark 2020-B18 AGNE Mortgage Trust, 3.759%, 08/15/2053	294,509	0.1
230,679	(2)	BX Commercial Mortgage Trust 2019-XL J, 2.825%, (US0001M + 2.650%), 10/15/2036	225,580	0.1
419,616	(2)	BX Commercial Mortgage Trust 2020-BXLP G, 2.675%, (US0001M + 2.500%), 12/15/2029	407,140	0.1
100,000	(2),(3)	BX Trust 2019-OC11 E, 4.076%, 12/09/2041	91,823	0.0
230,000	(2)	BXMT 2017-FL1 B Ltd., 1.681%, (US0001M + 1.500%), 06/15/2035	227,127	0.1
220,000	(2)	BXMT 2020-FL2 B Ltd., 1.581%, (US0001M + 1.400%), 02/16/2037	208,624	0.1
890,000	(2),(3)	CALI Mortgage Trust 2019-101C E, 4.324%, 03/10/2039	909,310	0.3
3,290,347	(3),(4)	CD 2016-CD1 Mortgage Trust XA, 1.397%, 08/10/2049	199,291	0.1
360,000	(2)	Citigroup Commercial Mortgage Trust 2016-C2 E, 4.594%, 08/10/2049	215,059	0.1
8,581,000	(3),(4)	Citigroup Commercial Mortgage Trust 2016-C2 XB, 0.844%, 08/10/2049	389,891	0.1
3,566,786	(3),(4)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.102%, 10/12/2050	186,263	0.1
16,241,023	(2),(3),(4)	COMM 2012-LTRT XA, 0.906%, 10/05/2030	229,491	0.1
200,000	(2),(3)	COMM 2013-CR10 E Mortgage Trust, 4.789%, 08/10/2046	169,450	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
		United States: (continued)
1,420,000	(2),(3)	COMM 2014-LC15 D Mortgage Trust, 4.984%, 04/10/2047	$1,129,432	0.3
300,000	(3)	COMM 2016-COR1 C, 4.382%, 10/10/2049	275,072	0.1
6,832,501	(3),(4)	COMM 2016-CR28 XA, 0.699%, 02/10/2049	187,925	0.1
540,000	(2)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 C, 1.605%, (US0001M + 1.430%), 05/15/2036	534,734	0.2
150,000	(2),(3)	Credit Suisse Mortgage Capital Certificates 2020-NET C, 3.526%, 08/15/2037	154,500	0.0
530,000	(2),(3)	DBJPM 16-C3 Mortgage Trust, 3.491%, 08/10/2049	392,397	0.1
1,407,697	(2),(3),(4)	DBUBS 2011-LC1A XA, 0.685%, 11/10/2046	72	0.0
650,000	(2),(3)	DBUBS 2011-LC2 E Mortgage Trust, 5.530%, 07/10/2044	512,514	0.2
540,000	(2)	DBUBS 2011-LC2A F Mortgage Trust, 3.821%, (US0001M + 3.650%), 07/10/2044	392,785	0.1
1,470,000	(2),(3)	DBUBS 2017-BRBK F Mortgage Trust, 3.530%, 10/10/2034	1,428,870	0.4
910,000	(2),(3)	Del Amo Fashion Center Trust 2017-AMO C, 3.636%, 06/05/2035	712,046	0.2
170,000	(2),(3)	Fontainebleau Miami Beach Trust 2019-FBLU F, 3.963%, 12/10/2036	149,635	0.1
4,300,000	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K013 X3, 2.814%, 01/25/2043	52,700	0.0
1,130,000	(2)	Great Wolf Trust 2019-WOLF A, 1.209%, (US0001M + 1.034%), 12/15/2029	1,089,815	0.3
1,760,000	(2),(3)	GS Mortgage Securities Corp. Trust 2017-SLP E, 4.591%, 10/10/2032	1,642,629	0.5
450,000	(2),(3)	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/2043	432,337	0.1
220,000	(2)	GS Mortgage Securities Trust 2013-GC16 G, 3.500%, 11/10/2046	88,594	0.0
4,326,826	(3),(4)	GS Mortgage Securities Trust 2013-GC16 XA, 1.028%, 11/10/2046	120,397	0.0
7,721,737	(3),(4)	GS Mortgage Securities Trust 2017-GS6 XA, 1.038%, 05/10/2050	436,962	0.1
600,000	(2),(3)	GS Mortgage Securities Trust 2019-GC40 DBD, 3.550%, 07/10/2052	561,973	0.2
460,000	(2),(3)	GS Mortgage Securities Trust 2019-GC40 DBE, 3.550%, 07/10/2052	408,669	0.1
540,000	(2),(3)	GS Mortgage Securities Trust 2020-GC45 SWC, 3.219%, 12/13/2039	493,121	0.2
200,000	(2),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 G, 3.873%, 07/15/2046	179,690	0.1
2,120,000	(2),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 E, 4.000%, 08/15/2046	1,643,255	0.5
9,495,731	(3),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.474%, 06/15/2045	133,300	0.0
420,000	(2),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP E, 3.862%, 12/05/2038	377,391	0.1
735,000	(3)	JPMBB Commercial Mortgage Securities Trust 2014-C18 AS, 4.439%, 02/15/2047	797,094	0.2
1,225,376	(2)	KKR Industrial Portfolio Trust 2020-AIP C, 1.808%, (US0001M + 1.633%), 03/15/2037	1,206,920	0.4
35,713	(3)	LB-UBS Commercial Mortgage Trust 2005-C3 F, 5.013%, 07/15/2040	35,635	0.0
4,731,480	(2),(3),(4)	LSTAR Commercial Mortgage Trust 2017-5 X, 0.990%, 03/10/2050	159,025	0.1
1,320,000	(2),(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 E, 4.607%, 11/15/2045	786,221	0.2
21,550,000	(2),(3),(4)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XB, 0.456%, 12/15/2047	412,236	0.1
250,000	(2)	MRCD 2019-PARK E Mortgage Trust, 2.718%, 12/15/2036	233,565	0.1
820,000	(2)	UBS Commercial Mortgage Trust 2018-NYCH C, 1.675%, (US0001M + 1.500%), 02/15/2032	763,228	0.2
200,000	(2),(3)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.472%, 12/10/2045	97,301	0.0
340,000	(2),(3)	UBS-Barclays Commercial Mortgage Trust 2012-C4 E, 4.472%, 12/10/2045	144,195	0.0

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited) (Continued)

Principal Amount†	Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
United States: (continued)

330,000	(2)	Wells Fargo Commercial Mortgage Trust 2010-C1 F, 4.000%, 11/15/2043	$322,504	0.1
1,360,000	(2),(3)	West Town Mall Trust 2017-KNOX E, 4.346%, 07/05/2030	1,242,814	0.4
630,000	(2),(3)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.257%, 03/15/2045	405,399	0.1
330,000	(2),(3)	WFRBS Commercial Mortgage Trust 2013-C14 D, 3.974%, 06/15/2046	161,464	0.1
7,554,707	(3),(4)	WFRBS Commercial Mortgage Trust 2013-UBS1 XA, 0.844%, 03/15/2046	128,485	0.0
14,905,646	(3),(4)	WFRBS Commercial Mortgage Trust 2014-C19 XA, 1.026%, 03/15/2047	383,330	0.1
730,000	(3)	WFRBS Commercial Mortgage Trust 2014-LC14 C, 4.344%, 03/15/2047	688,980	0.2

	Total Commercial Mortgage-Backed Securities
	(Cost $29,817,403)		26,626,218	8.1

PURCHASED OPTIONS (8): 0.0%
	Total Purchased Options
	(Cost $162,325)		35,186	0.0

	Total Long-Term Investments
	(Cost $304,649,451)		315,183,170	95.4

SHORT-TERM INVESTMENTS: 11.1%
		Commercial Paper: 3.9%
3,000,000		American Electric Power Company, 0.190%, 08/04/2020	2,999,937	0.9
3,000,000		Enbridge (US) Inc., 0.270%, 09/03/2020	2,999,303	0.9
2,000,000		Entergy Corporation, 0.600%, 10/13/2020	1,997,558	0.6
3,000,000		Qualcomm Inc., 0.180%, 10/14/2020	2,998,906	0.9
2,051,000		Virginia Electric and Power Company, 0.380%, 08/24/2020	2,050,494	0.6

	Total Commercial Paper
	(Cost $13,046,848)		13,046,198	3.9

		Repurchase Agreements: 0.4%
1,000,000	(9)	Citigroup, Inc., Repurchase Agreement dated 07/31/20, 0.09%, due 08/03/20 (Repurchase Amount $1,000,007, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $1,020,000, due 01/28/21-04/01/59)	1,000,000	0.3
306,560	(9)	Credit Suisse AG (New York), Repurchase Agreement dated 07/31/20, 0.08%, due 08/03/20 (Repurchase Amount $306,562, collateralized by various U.S. Government Securities, 0.000%-2.250%, Market Value plus accrued interest $312,691, due 08/25/20-02/15/27)	306,560	0.1

	Total Repurchase Agreements
	(Cost $1,306,560)		1,306,560	0.4

		Mutual Funds: 6.8%
22,511,000	(10)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.130%
		(Cost $22,511,000)	22,511,000	6.8

	Total Short-Term Investments
	(Cost $36,864,408)		36,863,758	11.1

	Total Investments in Securities (Cost $341,513,859)		352,046,928	106.5
	Liabilities in Excess of Other Assets		(21,514,573)	(6.5)
	Net Assets		330,532,355	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Variable rate security. Rate shown is the rate in effect as of July 31, 2020.

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited) (Continued)

(4)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(5)	Defaulted security.
(6)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(7)	Represents or includes a TBA transaction.
(8)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(9)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(10)	Rate shown is the 7-day yield as of July 31, 2020.

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Chinese Yuan
COP	Colombian Peso
EUR	EU Euro
GBP	British Pound
IDR	Indonesian Rupiah
PEN	Peruvian Nuevo Sol
RON	Romanian New Leu
RUB	Russian Ruble

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Portfolio Composition	Percentage of Net Assets
Corporate Bonds/Notes	29.5%
Sovereign Bonds	16.4
Collateralized Mortgage Obligations	16.3
U.S. Treasury Obligations	11.4
Commercial Mortgage-Backed Securities	8.1
U.S. Government Agency Obligations	7.7
Asset-Backed Securities	6.0
Purchased Options	0.0
Short-Term Investments	11.1
Liabilities in Excess of Other Assets	(6.5)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2020
Asset Table
Investments, at fair value
Purchased Options	$–	$35,186	$–	$35,186
Corporate Bonds/Notes	–	97,552,734	–	97,552,734
Collateralized Mortgage Obligations	–	53,923,733	–	53,923,733
Asset-Backed Securities	–	19,916,443	–	19,916,443

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited) (Continued)

U.S. Government Agency Obligations	–	25,447,008	–	25,447,008
Sovereign Bonds	–	54,113,122	–	54,113,122
Commercial Mortgage-Backed Securities	–	26,626,218	–	26,626,218
U.S. Treasury Obligations	–	37,568,726	–	37,568,726
Short-Term Investments	22,511,000	14,352,758	–	36,863,758
Total Investments, at fair value	$22,511,000	$329,535,928	$–	$352,046,928
Other Financial Instruments+
Centrally Cleared Swaps	–	2,464,653	–	2,464,653
Forward Foreign Currency Contracts	–	5,659,250	–	5,659,250
Futures	1,268,338	–	–	1,268,338
OTC Swaps	–	17,655	–	17,655
Total Assets	$23,779,338	$337,677,486	$–	$361,456,824
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(5,326,146)	$–	$(5,326,146)
Forward Foreign Currency Contracts	–	(2,142,820)	–	(2,142,820)

Futures	$(499,549)	$–	$–	$(499,549)
OTC Swaps	–	(55,961)	–	(55,961)
Total Liabilities	$(499,549)	$(7,524,927)	$–	$(8,024,476)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At July 31, 2020, the following forward foreign currency contracts were outstanding for Voya Global Bond Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 1,071,025	RON 4,587,929	Barclays Bank PLC	08/07/20	$ (47,136)
MYR 2,951,127	USD 677,594	Barclays Bank PLC	08/07/20	18,508
RON 12,245	USD 2,723	Barclays Bank PLC	08/07/20	262
USD 722,380	RON 3,058,043	Barclays Bank PLC	08/07/20	(22,920)
USD 722,419	RON 3,064,012	Barclays Bank PLC	08/07/20	(24,336)
USD 717,937	RON 3,060,309	Barclays Bank PLC	08/07/20	(27,915)
MXN 14,054,335	USD 581,682	Barclays Bank PLC	08/14/20	48,988
USD 228	COP 892,710	Barclays Bank PLC	08/14/20	(11)
RUB 12,564,678	USD 181,680	BNP Paribas	08/07/20	(12,461)
CNY 26,615,678	USD 3,732,201	BNP Paribas	08/07/20	80,136
HUF 53,599,022	USD 165,422	BNP Paribas	08/07/20	17,903
ZAR 45,272,275	USD 2,441,396	BNP Paribas	08/07/20	206,180
CNY 7,131,816	USD 993,894	BNP Paribas	08/07/20	27,642
USD 331,786	IDR 4,868,482,080	BNP Paribas	08/07/20	(1,243)
USD 1,698,119	RON 6,980,453	BNP Paribas	08/07/20	(3,143)
RUB 168,737,659	USD 2,433,791	BNP Paribas	08/07/20	(161,257)
SGD 804,588	USD 568,130	BNP Paribas	08/07/20	17,454
THB 26,787,149	USD 833,239	BNP Paribas	08/07/20	25,795
RUB 169,720,474	USD 2,469,465	BNP Paribas	08/07/20	(183,695)
USD 2,054,418	IDR 31,391,508,842	BNP Paribas	08/07/20	(92,918)
CLP 2,072,755,412	USD 2,515,856	BNP Paribas	08/14/20	222,377
USD 2,327,517	BRL 13,559,703	BNP Paribas	08/14/20	(270,659)
CAD 16,406,297	USD 12,087,112	BNP Paribas	08/21/20	161,887
GBP 2,277,668	USD 2,982,492	BNP Paribas	08/21/20	(730)
DKK 4,946,164	USD 755,669	BNP Paribas	08/21/20	27,014
USD 3,433,942	NOK 32,159,729	BNP Paribas	08/21/20	(99,683)
USD 4,043,115	NZD 6,100,697	BNP Paribas	08/21/20	15,472
USD 3,377,644	CHF 3,071,089	BNP Paribas	08/21/20	17,862
USD 3,372,643	CAD 4,499,679	BNP Paribas	08/21/20	13,167
USD 3,349,062	GBP 2,617,231	BNP Paribas	08/21/20	(77,233)
USD 1,336,812	EUR 1,133,732	BNP Paribas	08/21/20	21
AUD 8,677,302	USD 6,060,072	BNP Paribas	08/21/20	139,869
AUD 3,005,982	USD 2,144,092	Brown Brothers Harriman & Co.	08/21/20	3,686

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited) (Continued)

NOK 11,543,223	USD 1,276,862	Brown Brothers Harriman & Co.	08/21/20	(8,523)
USD 830,562	NOK 7,732,281	Brown Brothers Harriman & Co.	08/21/20	(19,041)
USD 525,693	JPY 56,144,992	Brown Brothers Harriman & Co.	08/21/20	(4,803)
USD 1,073,917	AUD 1,540,258	Brown Brothers Harriman & Co.	08/21/20	(26,599)
USD 690,320	CHF 643,495	Brown Brothers Harriman & Co.	08/21/20	(13,665)
SEK 6,520,452	USD 735,496	Brown Brothers Harriman & Co.	08/21/20	7,265
USD 1,379,258	CAD 1,848,927	Brown Brothers Harriman & Co.	08/21/20	(1,157)
USD 2,093,683	GBP 1,642,428	Brown Brothers Harriman & Co.	08/21/20	(56,468)
GBP 2,049,065	USD 2,665,100	Brown Brothers Harriman & Co.	08/21/20	17,392
USD 840,745	GBP 659,734	Brown Brothers Harriman & Co.	08/21/20	(22,932)
ZAR 26,906,114	USD 1,603,570	Citibank N.A.	08/07/20	(30,069)
CNY 21,490,278	USD 3,063,557	Citibank N.A.	08/07/20	14,635
USD 4,693,166	RUB 347,756,529	Citibank N.A.	08/07/20	9,632
CNY 5,637,862	USD 791,187	Citibank N.A.	08/07/20	16,360
PLN 2,098,972	USD 498,101	Citibank N.A.	08/07/20	62,331

			Settlement Date	Unrealized Appreciation (Depreciation)
IDR 521,331,187	USD 34,235	Citibank N.A.	08/07/20	$ 1,427
USD 4,022,278	CNY 28,189,555	Citibank N.A.	08/07/20	(15,496)
ILS 1,073,195	USD 306,614	Citibank N.A.	08/07/20	8,588
KRW 3,449,927,960	USD 2,823,806	Citibank N.A.	08/07/20	71,015
USD 1,385,000	CLP 1,115,257,400	Citibank N.A.	08/14/20	(88,321)
USD 1,020,744	CLP 842,818,275	Citibank N.A.	08/14/20	(92,669)
USD 2,556,727	CLP 1,998,798,034	Citibank N.A.	08/14/20	(83,803)
BRL 6,905,090	USD 1,171,585	Citibank N.A.	08/14/20	151,500
NOK 36,366,016	USD 3,968,140	Citibank N.A.	08/21/20	27,662
NOK 8,384,583	USD 916,589	Citibank N.A.	08/21/20	4,687
NOK 9,500,768	USD 1,029,891	Citibank N.A.	08/21/20	14,029
NOK 12,998,682	USD 1,428,242	Citibank N.A.	08/21/20	7,085
CAD 4,570,493	USD 3,413,704	Citibank N.A.	08/21/20	2,134
CHF 2,687,808	USD 2,955,265	Citibank N.A.	08/21/20	(10,356)
USD 670,577	AUD 944,237	Citibank N.A.	08/21/20	(4,081)
USD 2,915,619	GBP 2,218,577	Citibank N.A.	08/21/20	18,018
EUR 609,489	USD 718,367	Citibank N.A.	08/21/20	(153)
GBP 657,730	USD 825,605	Citibank N.A.	08/21/20	35,449
SEK 19,248,678	USD 2,172,613	Citibank N.A.	08/21/20	20,054
USD 4,695,169	PEN 16,139,642	Deutsche Bank AG	08/14/20	128,853
USD 1,879,275	GBP 1,496,065	Deutsche Bank AG	08/21/20	(79,268)
CHF 8,265,467	USD 8,791,320	Deutsche Bank AG	08/21/20	251,131
USD 567,604	JPY 60,854,413	Deutsche Bank AG	08/21/20	(7,390)
AUD 1,281,359	USD 890,196	Deutsche Bank AG	08/21/20	25,336
JPY 4,643,584,830	USD 43,311,649	Deutsche Bank AG	08/21/20	564,079
GBP 7,432,042	USD 9,356,540	Deutsche Bank AG	08/21/20	372,966
USD 1,133,157	GBP 897,978	Deutsche Bank AG	08/21/20	(42,412)
SEK 4,948,510	USD 541,585	Deutsche Bank AG	08/21/20	22,112
USD 1,597,409	ZAR 26,496,031	Goldman Sachs International	08/07/20	47,890
USD 1,282,835	RON 5,484,834	Goldman Sachs International	08/07/20	(53,918)
USD 841,471	COP 3,054,851,419	Goldman Sachs International	08/14/20	23,791
AUD 7,324	USD 5,234	Goldman Sachs International	08/21/20	(1)
USD 334,624	IDR 4,919,972,428	HSBC Bank USA N.A.	08/07/20	(1,927)
IDR 1,042,807,500	USD 73,282	HSBC Bank USA N.A.	08/07/20	(1,949)
USD 2,430,565	ZAR 45,899,752	HSBC Bank USA N.A.	08/07/20	(253,707)
USD 333,369	IDR 4,935,855,176	HSBC Bank USA N.A.	08/07/20	(4,269)
USD 334,757	IDR 4,894,814,120	HSBC Bank USA N.A.	08/07/20	(73)
MXN 36,125,092	USD 1,603,570	HSBC Bank USA N.A.	08/14/20	17,498
PHP 19,970	USD 395	JPMorgan Chase Bank N.A.	08/07/20	12
USD 2,366,742	TRY 17,526,417	JPMorgan Chase Bank N.A.	08/07/20	(133,106)
CZK 5,112,536	USD 201,397	JPMorgan Chase Bank N.A.	08/07/20	28,068
USD 800,176	PEN 2,810,538	JPMorgan Chase Bank N.A.	08/14/20	5,003
CNY 6,031,052	USD 851,690	Morgan Stanley Capital Services LLC	08/07/20	12,177
UAH 12,680,197	USD 459,844	Morgan Stanley Capital Services LLC	08/07/20	(2,828)
USD 1,593,055	MXN 35,704,878	Morgan Stanley Capital Services LLC	08/14/20	(9,156)
USD 796,229	PEN 2,786,133	Morgan Stanley Capital Services LLC	08/14/20	7,961
EUR 59,314,525	USD 67,416,527	Morgan Stanley Capital Services LLC	08/21/20	2,478,888
EUR 807,764	USD 937,453	Morgan Stanley Capital Services LLC	08/21/20	14,405
NZD 411,459	USD 270,088	Morgan Stanley Capital Services LLC	08/21/20	2,800
IDR 27,385,456,740	USD 1,862,323	Standard Chartered Bank	08/04/20	13,393
KZT 242,195,562	USD 557,733	Standard Chartered Bank	08/07/20	16,079
USD 1,862,576	IDR 27,385,456,740	Standard Chartered Bank	08/07/20	(10,726)

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited) (Continued)

USD 800,718	PEN 2,814,123	Standard Chartered Bank	08/14/20	4,531
PEN 551,405	USD 159,587	Standard Chartered Bank	08/14/20	(3,580)
CLP 1,950,818,165	USD 2,533,366	Standard Chartered Bank	08/14/20	43,780
PEN 1,850,380	USD 543,159	Standard Chartered Bank	08/14/20	(19,639)
BRL 7,121,772	USD 1,379,999	Standard Chartered Bank	08/14/20	(15,395)
GBP 844,706	USD 1,060,896	Standard Chartered Bank	08/21/20	44,933
HKD 547,037	USD 70,504	State Street Bank and Trust Co.	08/07/20	78
				$ 3,516,430

At July 31, 2020, the following futures contracts were outstanding for Voya Global Bond Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australia 10-Year Bond	4	09/15/20	$427,107	$1,908
Australia 3-Year Bond	27	09/15/20	2,257,466	(1,585)
Canada 10-Year Bond	20	09/21/20	2,309,903	14,297
Euro-Bobl 5-Year	146	09/08/20	23,258,737	177,568
Euro-Buxl® 30-year German Government Bond	28	09/08/20	7,415,829	339,486
Euro-OAT	66	09/08/20	13,119,456	267,909
Euro-Schatz	152	09/08/20	20,083,917	18,494
Japan 10-Year Bond (TSE)	4	09/14/20	5,757,687	27,925
Japanese Government Bonds 10-Year Mini	17	09/11/20	2,446,857	2,360
Long Gilt	33	09/28/20	5,984,960	63,672
Long-Term Euro-BTP	42	09/08/20	7,272,190	221,423
U.S. Treasury 2-Year Note	26	09/30/20	5,745,594	7,650
U.S. Treasury Ultra Long Bond	12	09/21/20	2,732,250	125,646
			$98,811,953	$1,266,753
Short Contracts:
Euro-Bund	(3)	09/08/20	(627,331)	(5,971)
U.S. Treasury 10-Year Note	(107)	09/21/20	(14,988,359)	(102,669)
U.S. Treasury 5-Year Note	(62)	09/30/20	(7,819,750)	(43,322)
U.S. Treasury Long Bond	(4)	09/21/20	(729,125)	(6,477)
U.S. Treasury Ultra 10-Year Note	(153)	09/21/20	(24,365,250)	(339,525)
			$(48,529,815)	$(497,964)

At July 31, 2020, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Fund:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month CAD-LIBOR	Quarterly	1.283%	Semi-Annual	04/14/30	CAD	4,200,000	$112,573	$112,573
Pay	6-month GBP-LIBOR	Semi-Annual	0.490	Semi-Annual	04/02/23	GBP	3,000,000	36,534	36,534
Pay	6-month GBP-LIBOR	Semi-Annual	0.507	Semi-Annual	04/09/23	GBP	3,000,000	37,885	37,885
Pay	6-month GBP-LIBOR	Semi-Annual	0.566	Semi-Annual	03/30/45	GBP	3,250,000	135,490	135,490
Pay	6-month GBP-LIBOR	Semi-Annual	1.483	Semi-Annual	04/29/49	GBP	250,000	96,964	96,964
Pay	6-month JPY-LIBOR	Semi-Annual	0.583	Semi-Annual	02/13/44	JPY	80,000,000	62,573	62,573
Pay	6-month JPY-LIBOR	Semi-Annual	0.296	Semi-Annual	07/20/50	JPY	140,000,000	10,711	10,711
Pay	3-month USD-LIBOR	Quarterly	0.887	Semi-Annual	03/04/25	USD	2,000,000	60,055	60,055
Pay	3-month USD-LIBOR	Quarterly	0.634	Semi-Annual	03/10/25	USD	4,000,000	73,776	73,776
Pay	1-month USD-LIBOR	Monthly	2.726	Monthly	12/27/28	USD	833,000	165,432	165,432
Pay	1-month USD-LIBOR	Monthly	2.466	Monthly	01/07/29	USD	616,000	109,221	109,221
Pay	3-month USD-LIBOR	Quarterly	1.997	Semi-Annual	06/25/29	USD	850,000	114,143	114,143
Pay	1-month USD-LIBOR	Monthly	2.400	Monthly	10/27/32	USD	3,090,000	704,959	704,959
Pay	1-month USD-LIBOR	Monthly	2.488	Monthly	10/27/47	USD	1,600,000	744,337	744,337
Receive	6-month GBP-LIBOR	Semi-Annual	0.581	Semi-Annual	04/02/50	GBP	500,000	(28,926)	(28,926)
Receive	1-month USD-LIBOR	Monthly	2.798	Monthly	09/14/20	USD	6,000,000	(18,840)	(18,840)
Receive	1-month USD-LIBOR	Monthly	1.079	Monthly	04/04/21	USD	20,500,000	(130,062)	(130,062)
Receive	3-month USD-LIBOR	Quarterly	0.284	Semi-Annual	06/26/21	USD	9,449,000	(4,902)	(4,902)
Receive	1-month USD-LIBOR	Monthly	1.493	Monthly	09/12/21	USD	28,000,000	(425,499)	(425,499)
Receive	1-month USD-LIBOR	Monthly	1.983	Monthly	10/27/22	USD	18,400,000	(777,330)	(777,330)
Receive	3-month USD-LIBOR	Quarterly	1.664	Semi-Annual	12/18/22	USD	12,000,000	(425,536)	(425,536)
Receive	1-month USD-LIBOR	Monthly	1.522	Monthly	10/30/24	USD	9,000,000	(535,879)	(535,879)
Receive	1-month USD-LIBOR	Monthly	2.514	Monthly	01/24/25	USD	2,130,000	(227,341)	(227,341)
Receive	1-month USD-LIBOR	Monthly	2.728	Monthly	03/01/25	USD	2,360,000	(280,663)	(280,663)
Receive	1-month USD-LIBOR	Monthly	2.843	Monthly	04/30/25	USD	2,600,000	(333,533)	(333,533)

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited) (Continued)

Receive	3-month USD-LIBOR	Quarterly	0.363	Semi-Annual	06/26/25	USD	11,700,000	(65,519)	(65,519)
Receive	1-month USD-LIBOR	Monthly	3.053	Monthly	10/18/25	USD	1,140,000	(171,587)	(171,587)
Receive	1-month USD-LIBOR	Monthly	2.210	Monthly	10/27/26	USD	3,420,000	(421,838)	(421,838)
Receive	1-month USD-LIBOR	Monthly	2.681	Monthly	02/02/28	USD	1,970,000	(349,752)	(349,752)
Receive	1-month USD-LIBOR	Monthly	3.099	Monthly	10/18/28	USD	1,600,000	(360,630)	(360,630)
Receive	1-month USD-LIBOR	Monthly	2.390	Monthly	12/11/32	USD	1,270,000	(290,549)	(290,549)
Receive	1-month USD-LIBOR	Monthly	3.148	Monthly	10/18/33	USD	530,000	(179,888)	(179,888)
Receive	1-month USD-LIBOR	Monthly	2.940	Monthly	08/03/48	USD	500,000	(297,872)	(297,872)
								$(2,861,493)	$(2,861,493)

At July 31, 2020, the following OTC total return swaps were outstanding for Voya Global Bond Fund:

Pay/Receive Total Return(1)	Reference Entity	Reference Entity Payment Frequency	Fixed/Floating Rate	Floating Rate Payment Frequency	Counterparty	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	Japanese Government Bonds 30-Year	At Termination	-0.06%	At Termination	BNP Paribas	08/13/20	JPY	350,000,000	$(36,307)	$–	$(36,307)
Receive	Japanese Government Bonds 20-Year	At Termination	-0.06%	At Termination	BNP Paribas	08/20/20	JPY	462,000,000	(19,654)	–	(19,654)
Receive	Japanese Government Bonds 5-Year	At Termination	-0.06%	At Termination	BNP Paribas	09/11/20	JPY	2,350,000,000	13,373	–	13,373
Receive	Japanese Government Bonds 20-Year	At Termination	-0.05%	At Termination	Citibank N.A.	09/25/20	JPY	430,000,000	4,282	–	4,282
									$ (38,306)	$–	$(38,306)

At July 31, 2020, the following OTC purchased equity options were outstanding for Voya Global Bond Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Cost	Fair Value

iShares iBoxx $ High Yield Corporate Bond ETF	Citibank N.A.	Put	08/21/20	77.200	USD	44,758	3,806,646	$45,237	$3,072
								$45,237	$3,072

At July 31, 2020, the following OTC purchased foreign currency dual digital options were outstanding for Voya Global Bond Fund:

Description	Counterparty	Expiration Date	Exercise Price(2)		Notional Amount	Cost	Fair Value

AUD/USD & USD/JPY Dual Digital	Citibank N.A.	08/14/20	0.6286 & 104.92	USD	286,000	$22,880	$–
						$22,880	$–

At July 31, 2020, the following OTC purchased foreign currency options were outstanding for Voya Global Bond Fund:

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount	Cost	Fair Value

Call USD vs. Put AUD	Citibank N.A.	09/14/20	0.640	USD	3,471,000	$19,991	$1,511
Call USD vs. Put AUD	Morgan Stanley Capital Services LLC	09/16/20	0.640	USD	2,516,000	19,134	1,183
Call USD vs. Put AUD	Citibank N.A.	10/14/20	0.670	USD	4,027,000	28,276	14,455
Call USD vs. Put AUD	Standard Chartered Bank	10/16/20	0.670	USD	4,027,000	26,807	14,965
						$94,208	$32,114

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited) (Continued)

(1)	The Fund will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Fund has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Fund has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.
(2)	The Fund will receive payment from the counterparty if both the AUD/USD exchange rate is less than or equal to 0.6286 and the USD/JPY exchange rate is less than or equal to 104.92 at expiration.

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CNY	-	Chinese Yuan
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	EU Euro
GBP	-	British Pound
HKD	-	Hong Kong Sar Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli New Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
KZT	-	Kazakhstan Tenge
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RON	-	Romanian New Leu
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
UAH	-	Ukranian Hryvnia
ZAR	-	South African Rand

At July 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $345,943,443.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$25,432,301
Gross Unrealized Depreciation	(14,985,597)
Net Unrealized Appreciation	$10,446,704